Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share [Abstract]
Net income	$ 43,472	$ 2,282	$ 17,239
Less: Dividends to non-vested participating securities	(549)	(61)	(227)
Less: Undistributed earnings to non-vested participating securities	(980)	(10)	(105)
Net income attributable to common shareholders, basic	41,943	2,211	16,907
Undistributed earnings to non-vested participating securities	980	10	105
Undistributed earnings reallocated to non-vested participating securities	(974)	(10)	(51)
Net income attributable to common shareholders, diluted	$ 41,949	$ 2,211	$ 16,961
Weighted average common shares outstanding, basic (in shares)	19,745,379	18,394,419	17,439,033
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	134,497	48,269	245,015
Weighted average common shares outstanding, diluted (in shares)	19,879,876	18,442,688	17,684,048
Net income per share attributable to common shareholders, basic (in dollars per share)	$ 2.12	$ 0.12	$ 0.97
Net income per share attributable to common shareholders, diluted (in dollars per share)	$ 2.11	$ 0.12	$ 0.96
Non-vested participating shares (in shares)	252,000	607,580	294,231
Out-of-the-Money Warrants [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	27,304	27,304	38,332
Convertible Notes [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)			930,416